Performance Management - MassMutual Advantage Funds_Pro	Sep. 30, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg 5-Year Municipal Bond Index). Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	3Q ‘25,	1.82%	Lowest Quarter:	1Q ‘25,	0.28%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only.
Performance [Table]

		One Year	Since Inception (02/01/24)
Class I	Return Before Taxes	4.04%	2.67%
	Return After Taxes on Distributions	4.03%	2.12%
	Return After Taxes on Distributions and Sales of Fund Shares	3.52%	2.14%
Class Y	Return Before Taxes	3.95%	2.57%
Class A	Return Before Taxes	1.09%	0.97%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		4.25%	3.03%
Bloomberg 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.03%	3.39%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Clinton Limited Term Municipal Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	1.82%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	0.28%
Lowest Quarterly Return, Date	Mar. 31, 2025
MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds  or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	3Q ‘25,	2.79%	Lowest Quarter:	1Q ‘25,	-0.68%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only.
Performance [Table]

		One Year	Since Inception (02/01/24)
Class I	Return Before Taxes	3.90%	2.39%
	Return After Taxes on Distributions	3.89%	1.79%
	Return After Taxes on Distributions and Sales of Fund Shares	3.58%	1.94%
Class Y	Return Before Taxes	3.80%	2.34%
Class A	Return Before Taxes	0.95%	0.69%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		4.25%	3.03%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Clinton Municipal Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	2.79%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(0.68%)
Lowest Quarterly Return, Date	Mar. 31, 2025
MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Bloomberg Municipal 65% High Grade/35% High Yield Index). Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	3Q ‘25,	2.45%	Lowest Quarter:	1Q ‘25, 2Q ‘25,	-0.96%; -0.96%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only.
Performance [Table]

		One Year	Since Inception (02/01/24)
Class I	Return Before Taxes	2.58%	1.52%
	Return After Taxes on Distributions	2.58%	0.85%
	Return After Taxes on Distributions and Sales of Fund Shares	3.02%	1.32%
Class Y	Return Before Taxes	2.59%	1.48%
Class A	Return Before Taxes	-0.33%	-0.16%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		4.25%	3.03%
Bloomberg Municipal 65% High Grade/35% High Yield Index (reflects no deduction for fees, expenses, or taxes)		3.62%	3.66%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	1-888-309-3539
MassMutual Clinton Municipal Credit Opportunities Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	2.45%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(0.96%)
Lowest Quarterly Return, Date	Jun. 30, 2025
MML Barings Global Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P UBS Leveraged Loan Index). Performance for Class
M1 and Class M2 shares of the Fund (which have not yet begun operations, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A and Class C shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds  or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	11.62%	Lowest Quarter:	1Q ‘20,	-15.38%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class I	Return Before Taxes	4.67%	5.42%	5.46%
	Return After Taxes on Distributions	2.08%	2.94%	3.13%
	Return After Taxes on Distributions and Sales of Fund Shares	2.73%	3.06%	3.16%
Class Y	Return Before Taxes	4.67%	5.43%	5.46%

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	0.07%	4.54%	4.88%
Class C	Return Before Taxes	2.65%	4.40%	4.42%
Class M1	Return Before Taxes	4.67%	5.42%	5.46%
Class M2	Return Before Taxes	4.67%	5.42%	5.46%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)		8.17%	-2.15%	1.26%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)		5.94%	6.37%	5.78%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MML Barings Global Floating Rate Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	11.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(15.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML Barings Unconstrained Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (FTSE 3 Month US T Bill Index). Performance for Class M1 and Class M2 shares of the Fund (which have not yet begun operations, and therefore have no performance history) is based on the performance of Class I shares. Performance for Class A and Class C shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds  or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	14.18%	Lowest Quarter:	1Q ‘20,	-18.37%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class I	Return Before Taxes	5.98%	4.58%	5.52%
	Return After Taxes on Distributions	3.13%	1.59%	2.69%
	Return After Taxes on Distributions and Sales of Fund Shares	3.50%	2.16%	2.97%
Class Y	Return Before Taxes	5.91%	4.53%	5.49%
Class A	Return Before Taxes	1.16%	3.43%	4.80%
Class C	Return Before Taxes	3.83%	3.48%	4.44%
Class M1	Return Before Taxes	5.98%	4.58%	5.52%
Class M2	Return Before Taxes	5.98%	4.58%	5.52%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)		8.17%	-2.15%	1.26%

	One Year	Five Years	Ten Years
FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)	4.40%	3.31%	2.23%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MML Barings Unconstrained Income Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	14.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(18.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020